Financial Instruments - Schedule of Adjusted Net Cash (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Stone Pagamentos S.A. [member]
Disclosure of detailed information about financial instruments [line items]
Equity of subsidiaries	R$ 1,273,363
Required Equity	615,181
Stone sociedade de crédito direto sa stone scd [Member]
Disclosure of detailed information about financial instruments [line items]
Equity of subsidiaries	693,091
Required Equity	R$ 112,119
Minimum equity over risk weighted assets	17.00%